NOTES PAYABLE - OFFICER (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Feb. 28, 2010	Sep. 22, 2008	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012	Feb. 15, 2010	Nov. 12, 2004
Notes Payable, Current		$ 6,000,000							$ 6,000,000
Debt Instrument, Periodic Payment, Principal	100,000	100,000
Principal payments on notes payable		200,000	87,941	347,257	769,379	1,798,119	2,691,089	2,779,030
Long-term Debt, Gross					400,000	573,000	400,000
Class of Warrant or Right, Outstanding			136,941,303		101,000,000		101,000,000	136,941,303
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15			0.40
Debt Instrument, Increase, Accrued Interest					13,630
Moore Notes [Member]
Debt Instrument, Periodic Payment, Principal			35,000		200,000
Long-term Debt, Gross					273,000		273,000
Class of Warrant or Right, Outstanding					1,568,627		1,568,627
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15
Accrued Liabilities			388,000					388,000
Debt Instrument, Increase, Accrued Interest			150,000
Convertible Notes Payable			$ 471,000					$ 471,000